Contingent Liabilities and Commitments (Details) - USD ($) $ in Thousands				1 Months Ended
	Jun. 19, 2017	Apr. 01, 2017	Apr. 01, 2015	Mar. 28, 2018	Mar. 31, 2016
Commitments and Contingencies (Textual)
Rental fee		$ 2	$ 4		$ 1
Rent Term	12 months
Rent agreement, description				The Company signed an agreement to rent an office from an unrelated third party. The rental period is two years from April 1, 2018, with an option for additional one year. The rental fees amounted to $1 per month plus participation in office usage expenses.
Vendor [Member]
Commitments and Contingencies (Textual)
Percentage of royalty rate	5.00%